DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, D.C. 20006
(202) 261-3300
June 27, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	PIMCO Funds (the "Trust")
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Trust, that the forms of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in both, Post-Effective Amendment Nos. 136 and 137, which were both filed on June 24, 2008, and (ii) the texts of Post-Effective Amendment Nos. 136 and 137 were filed electronically on June 24, 2008.

Please do not hesitate to contact the undersigned at (202) 261-3387 if you have any questions regarding this certification.

Sincerely,

/s/ Nauman S. Malik

cc:	J. Stephen King, Jr.
Joshua Ratner
Brendan C. Fox